RELATED PARTY TRANSACTIONS AND PARTY IN INTEREST TRANSACTIONS	12 Months Ended
Dec. 31, 2025
EBP 001
EBP, Related Party and Party-in-Interest Transactions [Line Items]
RELATED PARTY TRANSACTIONS AND PARTY IN INTEREST TRANSACTIONS	RELATED PARTY TRANSACTIONS AND PARTY IN INTEREST TRANSACTIONS
Certain Plan investments are shares of mutual funds and a collective trust fund held by the Custodians, the trustees for the Plan and, therefore, these transactions qualify as party in interest transactions. The Plan also invests in shares of the Company's common stock. Because the Company is the plan sponsor, transactions involving the Company’s common stock qualify as party-in-interest transactions. All investment fund earnings or losses posted to each Plan participant’s account are net of investment management fees charged by each investment fund under the Plan.